Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Before tax
Based on profit for the period	$ 663	$ 1,159
Short-term fluctuations in investment returns on shareholder-backed business	2,706	1,455
Amortisation of acquisition accounting adjustments	18	22
Gain attaching to corporate transactions	(846)	(17)
Based on adjusted operating profit	2,541	2,619
Tax
Based on profit for the period	(129)	(1)
Short-term fluctuations in investment returns on shareholder-backed business	(513)	(407)
Amortisation of acquisition accounting adjustments	(3)	(4)
Gain attaching to corporate transactions	178	(18)
Based on adjusted operating profit	(467)	(430)
Non-controlling interests
Based on profit for the period	(22)	(6)
Based on adjusted operating profit	(22)	(6)
Net of tax and non-controlling interests
Based on profit for the period	512	1,987
Profit for the period from discontinued operations		(835)
Based on profit for the period from continuing operations	512	1,152
Short-term fluctuations in investment returns on shareholder-backed business	2,193	1,048
Amortisation of acquisition accounting adjustments	15	18
Gain attaching to corporate transactions	(668)	(35)
Based on adjusted operating profit	$ 2,052	$ 2,183
Basic
Based on profit for the period (in USD per share)	$ 0.197	$ 0.769
Profit for the period from discontinued operations (in USD per share)		(0.323)
Based on profit for the period from continuing operations (in USD per share)	0.197	0.446
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)	0.844	0.406
Amortisation of acquisition accounting adjustments (in USD per share)	0.006	0.007
Gain attaching to corporate transactions (in USD per share)	(0.257)	(0.014)
Based on adjusted operating profit (in USD per share)	0.790	0.845
Diluted
Based on profit for the period (in USD per share)	0.197	0.769
Profit for the period from discontinued operations (in USD per share)		(0.323)
Based on profit for the period from continuing operations (in USD per share)	0.197	0.446
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)	0.844	0.406
Amortisation of acquisition accounting adjustments (in USD per share)	0.006	0.007
Gain attaching to corporate transactions (in USD per share)	(0.257)	(0.014)
Based on adjusted operating profit (in USD per share)	$ 0.790	$ 0.845